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                          INSTITUTIONAL CLASS SHARES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                           AIM INCOME ALLOCATION FUND
                        AIM INTERNATIONAL ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                       Supplement B dated March 31, 2006
       to the Statement of Additional Information dated October 31, 2005 as supplemented March 31, 2006


The following information is added after the last bullet point appearing under the heading "GENERAL INFORMATION ABOUT THE TRUST -- SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:


     "o  A I M Management Group Inc. and its affiliates."